SCHEDULE OF COMPANY AND SUBSIDIARIES (Details) - Maius Pharmaceutical Co. Ltd [Member]	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Maius Pharmaceutical Limited [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%	100.00%
Principal Activity	Investment holding	Investment holding
Maius Pharmaceutical (Hong Kong) Co., Ltd [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%	100.00%
Principal Activity	Investment holding	Investment holding
ShangHai Maius Pharmaceutical Co., Ltd [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%	100.00%
Principal Activity	Provide R&D of drugs	Provide R&D of drugs
Maius Pharma Technology Limited [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%	100.00%
Principal Activity	Investment holding	Investment holding
Maius Pharma Technology (HK) Co., Limited [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%	100.00%
Principal Activity	Investment holding	Investment holding
Maius Pharmaceutical (MACAO) Co., Limited [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%	100.00%
Principal Activity	Investment holding	Investment holding
Maius Pharmaceutical Technology Guangdong Hengqin Co Limited [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Maius Pharmaceutical Limited [Member]
Date of Incorporation or Acquisition	August 13, 2018	August 13, 2018
Place of incorporation	British Virgin Islands	British Virgin Islands
Maius Pharmaceutical (Hong Kong) Co., Ltd [Member]
Date of Incorporation or Acquisition	August 29, 2018	August 29, 2018
Place of incorporation	Hong Kong	Hong Kong
ShangHai Maius Pharmaceutical Co., Ltd [Member]
Date of Incorporation or Acquisition	July 14, 2015	July 14, 2015
Place of incorporation	PRC	PRC
Maius Pharma Technology Limited [Member]
Date of Incorporation or Acquisition	March 26, 2024	March 26, 2024
Place of incorporation	British Virgin Islands	British Virgin Islands
Maius Pharma Technology (HK) Co., Limited [Member]
Date of Incorporation or Acquisition	April 12, 2024	April 12, 2024
Place of incorporation	Hong Kong	Hong Kong
Maius Pharmaceutical (MACAO) Co., Limited [Member]
Date of Incorporation or Acquisition	June 14, 2024	June 14, 2024
Place of incorporation	Macao	Macao
Maius Pharmaceutical Technology Guangdong Hengqin Co Limited [Member]
Date of Incorporation or Acquisition	December 05, 2024
Place of incorporation	Guangdong Hengqin